Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
T: 215.564.8000
stradley.com
J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

August 21, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Galaxy Solana ETF
Registration Statement on Form S-1
File No. 333-288318

Ladies and Gentlemen:

On behalf of our client, Invesco Galaxy Solana ETF (the “Trust”), submitted herewith for filing via the EDGAR system is pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form S-1 pursuant to Rule 415 under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131 or Mark R. Greer, Esq. at (312) 964-3505.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.

CC:  Miranda L. Sturgis
        Mark R. Greer
        Adam Henkel
        Will McAllister

Stradley Ronon Stevens & Young, LLP | stradley.com
Chicago | Los Angeles | New York | Philadelphia | Washington, D.C.